RELATED PARTY TRANSACTIONS (Details) - USD ($)			2 Months Ended	9 Months Ended	11 Months Ended
	Jun. 16, 2020	Feb. 18, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000		$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				180 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Class B ordinary shares
Related Party Transaction [Line Items]
Shares subject to forfeiture				2,900,000
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares issued		10,781,250
Aggregate purchase price		$ 25,000
Share dividend	2,156,250
Aggregate number of shares owned	12,937,500
Shares subject to forfeiture				1,687,500	1,687,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days